Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares of treasury stock sold	1,126	843	715
Cash dividends declared per share (in Dollars per share)	$ 0.48	$ 0.44	$ 0.36
Repurchase of shares	0	43,665	59,111
Treasury Stock [Member]
Repurchase of shares		43,665	59,111